Short-term and long-term borrowings - Additional information (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands		3 Months Ended									12 Months Ended
	Sep. 29, 2018 shares	Mar. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Sep. 30, 2018 CNY (¥)	Jun. 30, 2018 CNY (¥)	Mar. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Sep. 30, 2017 CNY (¥)	Jun. 30, 2017 CNY (¥)	Mar. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2017 $ / shares	Dec. 31, 2017 CNY (¥) shares	Sep. 12, 2017 CNY (¥)	Aug. 07, 2017 CNY (¥)	Jul. 31, 2017 CNY (¥)	Jul. 21, 2017 CNY (¥)	Apr. 01, 2017 CNY (¥)
Short-term Debt [Line Items]
Maximum borrowing capacity															¥ 20,000
Minimum new equity financing investment round									¥ 50,000
Expected minimum quarterly gross profit						¥ 25,000	¥ 35,000	¥ 32,000	¥ 28,000	¥ 20,000
Net revenue		¥ 65,000	¥ 200,000	¥ 150,000	¥ 120,000	¥ 65,000					$ 92,616	¥ 644,773	¥ 651,013	¥ 280,666
Restricted cash			0								$ 220		0		1,529
Term loan facility
Short-term Debt [Line Items]
Maximum borrowing capacity															10,000
Revolving loan credit facility
Short-term Debt [Line Items]
Maximum borrowing capacity															10,000
Series C-2 convertible redeemable preferred shares
Short-term Debt [Line Items]
Issuance of preferred shares | shares	483,702
7.25% SPD Silicon Valley Bank loan Term loan I due on 30 March 2018
Short-term Debt [Line Items]
Debt Instrument, Face Amount			¥ 9,944										¥ 9,944		¥ 9,944
7.25% SPD Silicon Valley Bank loan Term loan I due on 30 March 2018 | Term loan facility
Short-term Debt [Line Items]
Maximum borrowing capacity																					¥ 1,900	¥ 8,000
7.5% SPD Silicon Valley Bank loan Revolving loan II due on 31 December 2018 | Revolving loan credit facility
Short-term Debt [Line Items]
Maximum borrowing capacity																		¥ 2,500	¥ 5,900	¥ 1,600
4.35% SPD Silicon Valley Bank loan Secured loan III due on 28 December 2018
Short-term Debt [Line Items]
Outstanding balance of secured debt																	¥ 11,100
4.35% SPD Silicon Valley Bank loan Secured loan III due on 28 December 2018 | China Equities Hong Kong Limited ("China Equities")
Short-term Debt [Line Items]
Amount of cash consideration a warrant granted														¥ 621
Number of granted warrant | shares																	670,814
Exercise price of warrant | $ / shares																$ 0.64829
Term of warrant														5 years